Credit Facility	6 Months Ended
Jun. 30, 2014
Credit Facility
Credit Facility

7. Credit Facility

          In 2009, the Company entered into a Credit Facility with a financial institution that provided advances under (i) a formula-based line of credit, (ii) a non-formula-based line of credit, and (iii) equipment term loans. On June 13, 2012, the Company entered into an amended and restated loan and security agreement with the same financial institution (the "Amended Credit Facility"). The Amended Credit Facility provided for advances under a formula-based revolving line of credit. The revolving line of credit provided advances equal to 80% of eligible accounts receivable and was subject to sub-limits, as defined, for letters of credit, foreign exchange, and cash management services provided by the financial institution. The maximum amount available under the line of credit was $8.0 million at December 31, 2012. The Company did not draw on the line of credit in 2012.

          At December 31, 2012, no amounts were outstanding under the Amended Credit Facility.

          On June 13, 2013, the Company entered into a second amended and restated loan and security agreement with the same institution ("Second Amended Credit Facility"). The Second Amended Credit Facility provides for advances under a formula-based revolving line of credit. The revolving line of credit provides advances equal to 80% of eligible accounts receivable and is subject to sub-limits, as defined, for letters of credit, foreign exchange, and cash management services provided by the financial institution. In addition, the Company entered into a warrant agreement that allows the financial institution to purchase 26,666 shares of the Company's common stock at an exercise price of $7.92 per share if the Company draws on the credit facility at any time after the issuance date. If at any time, the advances to the Company in aggregate principal amount are greater than $4.0 million the number of shares increases to 66,666. On August 29, 2013, the Company drew down $5.0 million on the credit facility, triggering warrants to purchase up to 66,666 shares of TrueCar's common stock at an exercise of $7.92 per share to be issued to the financial institution. For the year ended December 31, 2013, the Company recorded a debt discount of $0.4 million related to the warrants issued.

          The revolving line bears interest at a floating per annum rate equal to the bank's prime rate plus an applicable margin based on the Company's liquidity defined as unrestricted cash plus amounts available under the credit facility. If the Company's liquidity is i) less than $10 million, the applicable margin is 1.75%, ii) if the Company's liquidity is equal to or greater than $10 million but less than $20 million, the applicable margin is 0.5%, iii) if the Company's liquidity is greater than or equal to $20 million, the applicable margin is 0.0%. The line of credit agreement requires the Company to make monthly interest payments on the outstanding principal. All unpaid principal is due at maturity, which is June 13, 2014. The maximum amount available under the line of credit was $12.0 million, of which $6.9 million was available at December 31, 2013. In May 2014, the Company repaid all amounts then outstanding (unaudited).

          The Second Amended Credit Facility requires the Company to maintain an adjusted quick ratio of at least 1.5 to 1 on the last day of each month. At December 31, 2013, the Company was in compliance with the financial covenants. The Company is also obligated to pay administrative and commitment fees. The Second Amended Credit Facility restricts the Company's ability to pay dividends. In the event the Company is in default of the Second Amended Credit Facility or other indebtedness with other third parties, or have judgments or liens that may have a material adverse effect on the Company's business, the financial institution reserves the right to accelerate the maturity of all outstanding debt associated with the Second Amended Credit Facility.

          The carrying value of the Company's debt, before discount, approximates fair value. At December 31, 2013, the carrying amount of the Company's outstanding debt is summarized as follows (in thousands):

December 31, 2013
Revolving line of credit	$5,000
Debt discount, net of accumulated accretion	(236)

Total carrying value	$4,764

August 2014 Amendment to the Credit Facility (unaudited)

          In August 2014, the Company further amended its credit facility, effective as of June 13, 2014, with the same financial institution that provides for advances of up to $25.0 million (unaudited) under a formula-based revolving line of credit that expires on June 13, 2016.

          This amended credit facility bears interest at either (i) the London Interbank Offered Rate ("LIBOR") plus 2.25% if net cash, as defined, is greater than or equal to $1.00 (ii) LIBOR plus 3.75% if net cash, as defined, is less than $1.00, (iii) the bank's prime rate if net cash is greater than or equal to $1.00, or (iv) the bank's prime rate plus 1.5% if net cash is less than $1.00. The Company can select whether its borrowings will fall under a LIBOR or prime rate interest rate, and will also pay an annual commitment fee of $50,000 to the financial institution (unaudited).

          This amended credit facility also requires the Company to maintain an adjusted quick ratio of at least 1.5 to 1 on the last day of each month during periods when the Company has drawn down at least 75% of the lesser of the Borrowing Base or $25.0 million (unaudited). The Second Amended Credit Facility restricts the Company's ability to pay dividends. In the event the Company is in default of the amended credit facility or other indebtedness with other third parties, or have judgments or liens that may have a material adverse effect on the Company's business, the financial institution reserves the right to accelerate the maturity of all outstanding debt associated with the amended credit facility.

          In September 2014, the Company borrowed $5.0 million (unaudited) under the amended credit facility.